Effective Income Tax Rate of Income Tax Expense (Details)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
U.S. Federal statuatory tax rate	21.00%
Stock-based compensation	(1.10%)
Other	(3.30%)
Change in valuation allowance	(16.60%)
Total